Intangible assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized amount	$ 713	$ 469	$ 0
Share-based compensation capitalized	52	32	0
Amortization expenses	$ 13,032	$ 8,698	$ 4,108